Commitments and Contingencies (Details) $ in Millions	Dec. 31, 2022 USD ($)
Commitments and Contingencies.
Outstanding non-cancellable purchase commitments	$ 224
Non-cancellable purchase commitments related to the next twelve months	89
Bank guarantees	$ 20